Defined Benefit Plans (Net Periodic Pension Cost Recorded) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Service cost	$ 22.3	$ 25.8
Interest cost	42.9	26.8
Expected return on plan assets	(53.7)	(30.0)
Other	(1.9)	(1.1)
Net periodic pension cost	$ 9.6	$ 21.5